Document And Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2017	Jan. 31, 2018	Jun. 28, 2017	Sep. 30, 2016
Aggregate maximum liquidated damages amount
Entity Registrant Name	Aethlon Medical Inc
Entity Central Index Key	0000882291
Document Type	POS AM
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 27,000,000
Entity Common Stock, Shares Outstanding		16,580,326	8,869,571
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017